SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 113,393	$ 109,483
Operation lease liabilities	105	156
Accrued vacation pay	71	45
Total deferred tax assets	113,569	110,684
Less: valuation allowance	(113,455)	(110,536)
Net deferred tax assets	114	148
Operating leases, right-of-use assets	(114)	(148)
Total deferred tax liabilities	(114)	(148)
Total net deferred tax assets